GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED JUNE 21, 2023
TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE SERIES OF THE TRUST INCLUDED IN SCHEDULE A, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statutory Prospectus and SAI.

The supplements dated March 29, 2023 and April 1, 2023 to the Statutory Prospectus and Statement of Additional Information for each of the funds listed in Schedule A below (the “Funds”) are amended to clarify that the Funds’ custodian, transfer agent and securities lending agent will transition from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 26, 2023.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X E-Commerce ETF	March 1, 2023	March 1, 2023
Global X MSCI Colombia ETF	March 1, 2023	March 1, 2023
Global X MSCI China Consumer Staples ETF	March 1, 2023	March 1, 2023
Global X MSCI China Energy ETF	March 1, 2023	March 1, 2023
Global X MSCI China Financials ETF	March 1, 2023	March 1, 2023
Global X MSCI China Health Care ETF	March 1, 2023	March 1, 2023
Global X MSCI China Industrials ETF	March 1, 2023	March 1, 2023
Global X MSCI China Information Technology ETF	March 1, 2023	March 1, 2023
Global X MSCI China Materials ETF	March 1, 2023	March 1, 2023
Global X MSCI China Real Estate ETF	March 1, 2023	March 1, 2023
Global X MSCI China Utilities ETF	March 1, 2023	March 1, 2023
Global X MSCI SuperDividend® EAFE ETF	March 1, 2023	March 1, 2023
Global X Emerging Markets Bond ETF	April 1, 2023	April 1, 2023
Global X AgTech & Food Innovation ETF	April 1, 2023	April 1, 2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE